UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2018

Date of reporting period:	August 31, 2018

Item 1. Schedule of Investments:

Putnam High Yield Fund

The fund's portfolio
8/31/18 (Unaudited)

CORPORATE BONDS AND NOTES (88.7%)(a)
			Principal amount	Value

Advertising and marketing services (0.1%)

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			$760,000	$766,650

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			1,209,000	1,218,068

				1,984,718
Automotive (0.4%)

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25			5,025,000	5,226,000

				5,226,000
Broadcasting (2.5%)

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			4,562,000	4,368,115

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			1,735,000	1,741,506

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			4,650,000	4,754,625

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			2,385,000	2,385,000

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)			2,705,000	1,994,938

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			5,740,000	5,640,698

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			5,358,000	5,277,630

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			2,310,000	2,393,738

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			4,868,000	4,709,790

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			1,420,000	1,331,250

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			1,754,000	1,609,295

				36,206,585
Building materials (1.2%)

American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26			711,000	711,853

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			2,663,000	2,736,233

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27			1,600,000	1,492,000

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25			1,004,000	936,230

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25			1,760,000	1,799,917

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			2,275,000	2,277,844

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27			2,185,000	2,075,750

Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28			230,000	213,969

Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25			4,419,000	4,264,335

				16,508,131
Capital goods (4.9%)

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27			3,606,000	3,389,640

ARD Securities Finance SARL 144A sr. notes 8.75%, 1/31/23 (Luxembourg)			1,220,000	1,218,475

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			1,990,000	2,091,988

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)			2,540,000	2,482,850

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			2,985,000	3,071,752

Berry Global, Inc. 144A notes 4.50%, 2/15/26			1,135,000	1,064,063

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			997,000	1,099,193

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)			4,835,000	5,070,706

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			3,206,000	3,407,657

Cortes NP Acquisition Corp. 144A sr. unsec. notes 9.25%, 10/15/24			2,218,000	2,278,995

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			2,482,000	2,705,380

FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24			718,000	691,973

GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)			1,505,000	1,422,225

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22			4,375,000	4,495,313

Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)			4,300,000	4,128,000

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			2,267,000	2,340,678

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27			2,138,000	2,186,105

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25			2,505,000	2,411,063

Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25			2,455,000	2,473,683

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			971,000	909,099

Titan Acquisition, Ltd./Titan Co-Borrower, LLC. 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)			3,159,000	2,711,844

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			2,000,000	2,035,000

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26			4,058,000	4,101,116

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			1,291,000	1,311,979

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25			2,770,000	2,617,650

Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)			985,000	1,002,238

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25			3,631,000	3,449,450

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25			4,170,000	4,024,050

				70,192,165
Chemicals (4.0%)

Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)			2,960,000	2,967,400

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)			2,865,000	2,822,025

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			2,130,000	2,116,688

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43			3,140,000	2,756,920

CF Industries, Inc. company guaranty sr. unsec. notes 3.45%, 6/1/23			910,000	873,600

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27			1,889,000	1,855,943

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			1,781,000	1,901,218

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			5,325,000	4,965,563

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24			2,380,000	2,368,100

GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26			5,153,000	5,049,940

Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22			700,000	721,875

Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26			3,696,000	3,465,000

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			2,575,000	2,655,469

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)			2,418,000	2,297,100

PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25			2,930,000	2,889,713

Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)			2,745,000	2,645,708

Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)			2,745,000	2,736,892

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)			2,860,000	2,795,650

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)			1,215,000	1,169,438

Tronox, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/15/26			2,265,000	2,219,700

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			2,476,000	2,553,375

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			2,642,000	2,791,484

				56,618,801
Commercial and consumer services (1.5%)

Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26			2,250,000	2,283,750

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			2,325,000	2,354,063

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)			1,561,000	1,529,780

IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)			1,145,000	1,150,725

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			3,573,000	3,613,196

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)			675,000	648,000

Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)			1,305,000	1,234,856

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)			4,491,000	4,154,175

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			4,020,000	4,050,150

				21,018,695
Communication services (10.0%)

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)			1,755,000	1,568,531

Altice Luxembourg SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			4,665,000	4,501,725

Altice SA 144A company guaranty sr. unsec. notes 7.625%, 2/15/25 (Luxembourg)			2,335,000	2,165,713

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			470,000	494,675

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			2,040,000	2,014,500

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			5,488,000	5,590,900

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			2,324,000	2,324,000

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			4,130,000	4,130,000

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. sub. notes 7.75%, 7/15/25			3,085,000	3,281,669

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. notes 7.50%, 4/1/28			2,980,000	3,110,375

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			3,060,000	3,056,144

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			1,034,000	1,034,000

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			6,526,000	6,754,410

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27			2,790,000	2,713,275

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			5,465,000	5,301,050

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			1,050,000	1,110,375

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.875%, 10/15/25			1,924,000	2,239,055

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			5,640,000	6,175,800

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			3,170,000	2,670,725

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			4,840,000	4,210,800

Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)			1,755,000	1,785,713

Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)			900,000	933,750

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			983,000	751,995

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			2,527,000	2,223,760

Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26			3,786,000	3,561,869

Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)			2,954,000	2,944,252

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)			8,180,000	8,650,350

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23			2,060,000	2,085,153

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			715,000	741,813

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			3,395,000	3,335,588

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)			1,180,000	1,163,775

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			4,928,000	4,891,040

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			370,000	387,575

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			10,670,000	11,483,588

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			7,715,000	8,088,715

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21			1,791,563	1,781,816

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			5,440,000	5,657,600

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			2,355,000	2,367,246

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.125%, 4/15/25			880,000	887,005

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28			2,750,000	2,589,950

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26			1,145,000	1,092,044

Unitymedia GmbH 144A company guaranty sr. notes 6.125%, 1/15/25 (Germany)			1,800,000	1,869,750

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			2,728,000	2,789,380

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			2,400,000	2,376,000

Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 5.75%, 1/15/25 (United Kingdom)			2,501,000	2,410,339

Windstream Services, LLC/Windstream Finance Corp. 144A company guaranty sub. notes 9.00%, 6/30/25			2,521,000	1,821,423

				143,119,211
Construction (2.9%)

American Woodmark Corp. 144A company guaranty sr. unsec. notes 4.875%, 3/15/26			2,449,000	2,351,040

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25			3,019,000	2,785,028

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			2,725,000	2,799,938

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			5,385,000	5,236,913

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			4,135,000	4,016,119

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			3,580,000	3,665,061

Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)			850,000	871,250

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)			1,215,000	1,222,594

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			1,714,000	1,739,710

James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)			2,260,000	2,122,988

Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26			2,539,000	2,589,780

TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26			2,893,000	2,864,070

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			3,466,000	3,496,328

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27			3,716,000	3,761,372

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			2,355,000	2,407,988

				41,930,179
Consumer (0.3%)

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			2,195,000	2,216,950

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			230,000	236,325

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			2,020,000	2,065,450

				4,518,725
Consumer staples (5.1%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)			3,745,000	3,623,288

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			1,565,000	1,565,000

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)			2,685,000	2,564,175

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25			3,352,000	3,385,520

Ashtead Capital, Inc. 144A notes 5.25%, 8/1/26			1,640,000	1,685,100

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27			3,640,000	3,508,050

Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25			2,370,000	2,281,125

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			3,767,000	3,955,350

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25			4,250,000	4,366,875

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			4,685,000	4,427,325

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			4,160,000	3,946,800

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25		EUR	2,910,000	3,160,219

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			$2,557,000	1,751,545

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25			3,345,000	3,528,975

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			3,480,000	3,536,550

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26			3,362,000	3,204,658

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			2,765,000	2,765,000

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			2,765,000	2,758,088

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27			1,780,000	1,695,450

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			3,385,000	3,334,225

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			861,000	845,933

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27			2,845,000	2,795,213

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28			2,520,000	2,387,700

Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28			1,600,000	1,603,696

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			4,010,000	3,597,772

				72,273,632
Energy (oil field) (1.5%)

Apergy Corp. 144A sr. unsec. notes 6.375%, 5/1/26			3,397,000	3,473,433

Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)			2,168,000	2,070,440

Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23			340,000	339,106

Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/25			4,135,000	3,978,240

SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24			3,255,000	3,368,925

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21			1,219,000	1,237,285

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			2,190,000	219

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)			4,230,000	423

USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26			2,040,000	2,111,400

Weatherford International, LLC 144A company guaranty sr. unsec. notes 9.875%, 3/1/25			1,240,000	1,162,500

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			3,998,000	3,778,110

				21,520,081
Entertainment (2.2%)

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27			1,788,000	1,752,240

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26			2,077,000	2,025,075

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			565,000	574,181

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			2,885,000	2,800,268

Boyne USA, Inc. 144A company guaranty notes 7.25%, 5/1/25			1,030,000	1,091,800

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			1,834,000	1,811,075

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25			5,805,000	5,485,725

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25			2,130,000	2,215,200

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			1,221,000	1,267,947

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			955,000	939,481

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26			3,135,000	3,150,675

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			4,635,000	4,600,238

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			4,345,000	4,268,963

				31,982,868
Financials (8.7%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			3,730,000	3,748,650

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			2,824,000	2,929,900

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			9,237,000	11,292,172

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			2,865,000	2,968,856

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			1,737,000	2,188,620

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			1,010,000	1,060,500

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			1,635,000	1,763,756

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			4,790,000	4,885,800

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25			1,565,000	1,591,409

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			555,000	566,100

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20			4,120,000	4,099,400

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			3,320,000	3,369,800

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			1,685,000	1,767,144

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			560,000	564,900

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			2,400,000	2,397,000

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			1,812,000	2,229,956

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			4,490,000	4,349,688

Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)			1,407,000	1,407,671

Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25			2,043,000	1,979,156

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24			3,313,000	3,209,469

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)			2,044,000	2,135,980

HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26			2,782,000	2,764,056

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24			2,045,000	2,111,463

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22			1,985,000	2,039,389

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			558,000	567,598

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			1,757,000	1,786,939

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			1,265,000	1,276,069

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)			1,215,000	1,202,850

JPMorgan Chase & Co. jr. unsec. sub. FRN Ser. R, 6.00%, perpetual maturity			1,000,000	1,042,270

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			709,000	836,620

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)		GBP	1,030,000	2,283,438

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			$793,000	823,754

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			4,395,000	4,296,113

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)			1,370,000	1,409,388

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)			1,100,000	1,014,090

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			1,087,000	1,087,000

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25			3,705,000	3,695,738

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)			3,745,000	4,639,119

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			1,800,000	1,844,802

Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)			650,000	650,533

Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26			1,090,000	1,084,626

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25			2,849,000	2,849,855

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 5/15/22			3,277,000	3,367,118

Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)			3,010,000	2,859,500

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			2,583,000	2,583,000

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23			2,350,000	2,408,750

Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)			3,040,000	3,093,200

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25			3,092,000	3,076,540

Wand Merger Corp. 144A sr. unsec. notes 9.125%, 7/15/26			665,000	690,769

Wand Merger Corp. 144A sr. unsec. notes 8.125%, 7/15/23			2,060,000	2,134,675

WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25			4,408,000	4,270,911

				124,296,100
Forest products and packaging (2.5%)

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			6,541,000	6,704,525

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			3,680,000	3,657,000

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			5,560,000	5,421,000

Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26			1,590,000	1,526,400

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			1,989,000	1,914,413

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			5,383,000	5,342,628

MEG Energy Corp. 144A sr. unsec. notes 7.875%, 7/15/26			1,860,000	1,862,325

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			1,135,000	1,186,075

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)			1,790,000	1,834,750

Mercer International, Inc. 144A sr. unsec. notes 5.50%, 1/15/26 (Canada)			1,280,000	1,248,000

Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			4,678,000	5,525,888

				36,223,004
Gaming and lottery (3.4%)

Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26			1,120,000	1,128,400

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			3,385,000	3,558,481

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26			1,095,000	1,121,006

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25			4,480,000	4,284,000

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			1,582,000	1,666,321

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	5,154,000	4,048,655

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			$5,190,000	5,644,125

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			4,136,000	4,280,760

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			1,150,000	1,213,250

LHMC Finco SARL 144A sr. notes 7.875%, 12/20/23 (Luxembourg)			1,315,000	1,320,852

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			2,320,000	2,234,786

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			4,230,000	4,219,425

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			7,979,000	8,438,590

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27			4,977,000	4,653,495

				47,812,146
Health care (7.8%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			5,170,000	4,653,000

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25			3,120,000	2,386,800

Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25			885,000	882,788

Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26			2,650,000	2,811,067

Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25			2,345,000	2,479,838

Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			5,525,000	5,138,250

Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			2,060,000	1,969,360

Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			3,475,000	3,666,125

Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			1,155,000	1,195,425

Bausch Health Cos., Inc. 144A sr. unsec. notes 8.50%, 1/31/27			2,260,000	2,322,150

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21			2,725,000	2,609,188

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			3,320,000	3,490,150

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			2,785,000	2,833,738

Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26			1,160,000	1,197,503

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23			6,215,000	5,904,250

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			7,571,000	3,861,210

CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24			4,155,000	3,417,488

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)			4,400,000	264,000

Elanco Animal Health, Inc. 144A sr. unsec. notes 4.272%, 8/28/23			700,000	703,752

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)			875,000	724,063

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			1,345,000	1,153,338

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			2,193,000	1,877,756

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			2,970,000	3,059,100

HCA, Inc. company guaranty sr. notes 4.75%, 5/1/23			1,840,000	1,869,900

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			6,380,000	6,395,950

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			1,115,000	1,222,319

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			3,735,000	3,753,675

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			1,996,000	2,185,620

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			3,215,000	2,748,825

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			2,395,000	2,442,900

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25			670,000	661,625

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			6,020,000	5,907,125

Service Corp. International sr. unsec. notes 5.375%, 1/15/22			4,229,000	4,293,873

Service Corp. International sr. unsec. notes 4.625%, 12/15/27			905,000	868,800

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24			4,080,000	4,161,600

Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			2,030,000	2,089,682

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			3,585,000	3,723,919

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22			1,743,000	1,841,044

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Netherlands)			3,275,000	3,417,140

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Netherlands)			2,110,000	2,143,794

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25			1,615,000	1,651,338

WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26			870,000	896,100

				110,875,568
Homebuilding (1.8%)

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			940,000	951,750

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			4,400,000	4,345,000

Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			1,815,000	1,883,244

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			820,000	834,350

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)			2,195,000	2,162,075

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			5,253,000	5,870,228

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 4.25%, 3/1/21			860,000	864,558

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			2,941,000	2,929,824

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			5,146,000	4,991,620

				24,832,649
Lodging/Tourism (1.4%)

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			3,920,000	4,095,185

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			3,340,000	3,481,950

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27			3,680,000	3,620,200

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. sub. notes 4.625%, 4/1/25			750,000	740,625

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25			2,680,000	2,502,450

Wyndham Destinations, Inc. sr. unsec. unsub. bonds 4.50%, 4/1/27			3,975,000	3,797,318

Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26			2,060,000	2,041,975

				20,279,703
Media (0.9%)

Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24			3,289,000	3,391,781

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			2,167,000	2,101,990

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			4,226,000	4,103,657

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			2,566,000	2,546,755

WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26			775,000	761,438

				12,905,621
Metals (4.4%)

Alcoa Nederland Holding BV 144A company guaranty sr. unsec. unsub. notes 6.125%, 5/15/28 (Netherlands)			2,670,000	2,756,775

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23			2,222,000	2,377,540

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			1,385,000	1,405,775

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			1,909,000	2,078,424

ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)			3,392,000	3,950,215

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25			4,420,000	4,630,083

Cleveland-Cliffs, Inc. company guaranty sr. unsec. notes 5.75%, 3/1/25			586,000	575,487

Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)			1,925,000	1,893,719

Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)			2,104,000	2,090,850

Constellium NV 144A sr. unsec. notes 6.625%, 3/1/25 (Netherlands)			1,685,000	1,714,488

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)			2,900,000	2,791,250

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)			799,000	781,522

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)			2,580,000	2,402,625

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)			2,505,000	2,674,088

Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)			1,216,000	1,084,794

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			2,610,000	2,652,413

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			1,627,000	1,793,768

Kinross Gold. Corp. company guaranty sr. unsec. unsub. notes 5.95%, 3/15/24 (Canada)			470,000	482,925

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			1,477,000	1,303,453

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)			990,000	846,450

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			5,363,000	5,222,489

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			3,515,000	3,576,513

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26			1,375,000	1,368,125

Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25			930,000	885,825

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			1,520,000	1,558,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			1,150,000	1,167,595

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			1,180,000	1,162,182

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			480,000	525,600

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25			3,235,000	3,259,263

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			2,952,000	3,206,610

				62,218,846
Oil and gas (11.0%)

Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)			1,060,000	1,099,750

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24			4,545,000	4,459,781

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			1,210,000	1,245,151

Antero Resources Corp. company guaranty sr. unsec. notes 5.00%, 3/1/25			1,250,000	1,259,375

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			2,159,000	2,194,084

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			1,350,000	1,363,500

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			1,774,000	1,960,270

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)			1,100,000	1,039,500

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20			2,113,000	2,007,350

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			1,672,000	1,498,530

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 7.00%, 6/30/24			850,000	940,313

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25			5,067,000	5,383,688

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27			3,210,000	3,266,175

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27			1,131,000	1,145,138

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25			3,006,000	3,069,878

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			2,298,000	2,229,060

Comstock Escrow Corp. 144A sr. unsec. notes 9.75%, 8/15/26			2,793,000	2,726,666

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			4,069,000	4,041,406

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			1,795,000	1,767,754

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			600,000	607,434

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			1,365,000	1,396,546

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25			4,302,000	4,382,663

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25			2,990,000	2,907,775

DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25			1,105,000	1,132,625

DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37			1,366,000	1,471,865

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			1,930,000	1,851,594

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			2,174,000	2,337,050

Denbury Resources, Inc. 144A notes 7.50%, 2/15/24			1,095,000	1,112,794

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25			5,030,000	5,143,175

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24			1,355,000	1,363,469

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28			4,415,000	4,403,963

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26			1,615,000	1,610,963

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity			7,120,000	6,857,450

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			1,884,000	1,836,900

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24			3,112,000	2,450,700

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			1,935,000	1,398,038

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			1,068,000	1,070,670

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26			2,255,000	2,305,738

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26			4,330,000	4,362,475

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			3,675,000	3,739,313

Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26			3,585,000	3,459,525

Jagged Peak Energy, LLC 144A company guaranty sr. unsec. notes 5.875%, 5/1/26			2,685,000	2,644,725

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			537,000	487,328

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			2,265,000	2,055,488

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			3,180,000	3,164,100

Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24			1,333,000	1,421,312

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			2,481,000	2,586,443

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24			2,239,000	2,188,623

Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26			1,135,000	1,163,375

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			715,000	731,088

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			2,495,000	2,541,781

Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26			2,280,000	2,319,900

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)			1,815,000	1,867,181

Range Resources Corp. company guaranty sr. unsec. notes 5.00%, 3/15/23			1,920,000	1,878,336

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			667,000	682,008

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			225,000	217,688

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)			2,205,000	2,125,069

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			1,000,000	1,035,000

SM Energy Co. sr. unsec. notes 6.625%, 1/15/27			875,000	902,379

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			2,713,000	2,631,610

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			15,000	15,544

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			248,000	255,130

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28			2,290,000	2,312,900

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27			1,357,000	1,350,215

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28			3,574,000	3,471,248

Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)			1,105,000	1,124,338

Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)			3,876,000	3,837,240

Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)			1,316,000	1,299,550

Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26			2,245,000	2,334,800

Williams Cos., Inc. (The) sr. unsec. sub. bonds 5.75%, 6/24/44			715,000	768,625

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			1,700,000	2,278,000

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31			1,406,000	1,722,631

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			1,549,000	1,758,115

WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26			1,645,000	1,659,394

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			542,000	559,615

				157,290,873
Publishing (0.3%)

Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26			3,660,000	3,705,750

				3,705,750
Retail (1.1%)

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			1,244,000	1,051,180

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			2,424,936	1,655,019

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			3,185,000	2,157,838

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			2,935,000	2,993,700

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			1,955,000	1,915,900

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			2,570,000	2,534,663

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23			1,255,000	843,988

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			2,474,000	2,387,410

				15,539,698
Technology (5.2%)

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19			8,845,000	—

Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26			3,967,000	3,976,918

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			7,988,000	8,539,571

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			3,360,000	3,528,174

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21			745,000	766,542

Energizer Gamma Acquisition, Inc. 144A company guaranty sr. unsec. notes 6.375%, 7/15/26			815,000	842,506

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			3,787,000	3,940,374

First Data Corp. 144A notes 5.75%, 1/15/24			5,386,000	5,493,720

First Data Corp. 144A sr. notes 5.375%, 8/15/23			1,935,000	1,969,153

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			6,999,000	6,889,641

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			4,962,000	5,007,005

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			3,500,000	3,545,395

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			3,320,000	4,103,142

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			4,085,000	4,054,363

Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26			885,000	889,425

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			7,255,000	7,962,363

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25			4,108,000	3,995,030

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25			5,563,000	5,535,185

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26			3,695,000	3,622,689

				74,661,196
Textiles (0.2%)

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			2,165,000	2,110,875

				2,110,875
Transportation (0.3%)

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			4,125,000	4,217,813

				4,217,813
Utilities and power (3.1%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			5,201,000	5,331,025

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			1,610,000	1,630,125

AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23			1,180,000	1,182,950

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27			1,510,000	1,525,100

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			5,017,000	4,552,928

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26			1,824,000	1,722,002

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			920,000	926,900

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			4,677,000	5,034,907

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			4,115,000	4,423,625

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26			1,630,000	1,809,300

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			2,097,000	2,228,063

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27			1,343,000	1,408,471

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)			1,120,000	753,200

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			2,540,000	2,727,325

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27			4,160,000	4,352,400

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28			1,125,000	1,130,625

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			1,345,000	10,088

Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26			3,590,000	3,638,285

				44,387,319

Total corporate bonds and notes (cost $1,281,503,984)				$1,264,456,952

SENIOR LOANS (5.4%)(a)(c)
			Principal amount	Value

Basic materials (0.4%)

Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.076%, 10/25/23			$1,550,365	$1,450,561

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.873%, 2/28/26			1,915,000	1,838,400

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.373%, 2/28/25			2,024,925	2,005,941

				5,294,902
Capital goods (0.4%)

Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.202%, 3/28/25			3,401,475	3,214,925

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.313%, 11/15/23			2,149,817	2,152,504

				5,367,429
Communication services (0.3%)

Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 8.576%, 8/4/25			3,390,000	3,491,700

				3,491,700
Consumer cyclicals (1.4%)

Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.082%, 7/2/22			842,363	691,791

CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.251%, 5/5/24			952,588	957,749

iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA LIBOR USD 3 Month + 6.75%), 8.826%, 1/30/19 (In default)(NON)			4,080,000	3,041,301

J. Crew Group, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.22%), 4.514%, 3/5/21			2,646,373	2,377,602

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.604%, 5/21/24			2,785,000	2,750,188

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.509%, 10/16/23			1,412,677	1,415,326

Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.58%, 11/6/24			5,527,225	5,534,134

Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.576%, 3/19/21			1,688,490	1,633,614

Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 6.576%, 3/19/20			2,217,430	2,170,310

				20,572,015
Consumer staples (0.5%)

Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.596%, 6/21/24			3,803,366	3,821,326

Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.81%, 9/7/23			4,531,209	3,376,693

				7,198,019
Energy (1.4%)

California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.816%, 11/17/22			3,495,000	3,553,251

Chesapeake Energy Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.50%), 9.576%, 8/23/21			1,750,000	1,824,375

Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.326%, 6/30/24			2,536,594	2,454,155

FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.826%, 4/16/21			927,037	927,037

HFOTCO, LLC bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 2.75%), 5.09%, 6/26/25			3,665,000	3,667,291

KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23			2,932,932	2,815,615

Keane Group Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.079%, 5/25/25			1,385,000	1,378,075

Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.267%, 2/28/25			2,059,838	2,013,491

Traverse Midstream Partners, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.34%, 9/27/24			1,815,000	1,821,523

				20,454,813
Financials (0.1%)

Capital Automotive LP bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 8.08%, 3/24/25			1,151,699	1,168,975

Navistar Financial Corp Owner Trust bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.087%, 7/25/25			685,000	686,713

				1,855,688
Health care (0.3%)

Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.834%, 4/21/24			1,765,274	1,609,048

Bausch Health Cos., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.081%, 6/1/25			1,742,938	1,748,384

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.568%, 6/1/25			940,000	939,266

				4,296,698
Technology (0.6%)

Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.313%, 12/15/24			2,561,838	2,578,249

CCC Information Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 8.826%, 3/31/25			1,387,000	1,395,236

Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 10.593%, 11/1/24			2,297,000	2,351,554

Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.348%, 11/3/23			1,421,411	1,413,193

				7,738,232

Total senior loans (cost $78,472,889)				$76,269,496

COMMON STOCKS (1.6%)(a)
			Shares	Value

Ally Financial, Inc.			132,155	$3,552,326

Avaya Holdings Corp.(NON)			114,782	2,681,308

Berry Plastics Group, Inc.(NON)			53,820	2,568,829

Caesars Entertainment Corp.(NON)			37,353	381,001

Charter Communications, Inc. Class A(NON)			7,515	2,332,656

CHC Group, LLC (acquired 3/23/17, cost $156,339) (Cayman Islands)(RES)(NON)			10,782	78,170

CIT Group, Inc.			45,833	2,485,982

Crown Holdings, Inc.(NON)			30,250	1,295,003

Halcon Resources Corp.(NON)			131,989	604,510

Live Nation Entertainment, Inc.(NON)			17,645	876,604

MWO Holdings, LLC (Units)(F)			918	74,358

Nine Point Energy(F)			40,508	584,936

SandRidge Energy, Inc.(NON)			48,331	766,530

Seven Generations Energy, Ltd. Class A (Canada)(NON)			92,240	1,085,675

T-Mobile US, Inc.(NON)			25,645	1,693,596

Tervita Corp. (Canada)(NON)			2,845	19,621

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)			104,590	72,167

Tribune Media Co. Class 1C			297,958	104,285

U.S. Concrete, Inc.(NON)			23,865	1,150,293

Total common stocks (cost $22,695,018)				$22,407,850

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
			Shares	Value

Crown Castle International Corp. Ser. A, 6.875% cv. pfd.			3,041	$3,350,574

EPR Properties Ser. C, $1.438 cv. pfd.(R)			58,913	1,690,379

Fortive Corp. Ser. A, 5.00% cv. pfd.			2,121	2,279,858

iStar, Inc. Ser. J, $2.25 cv. pfd.(R)			31,913	1,536,257

Nine Point Energy 6.75% cv. pfd.			552	649,362

Total convertible preferred stocks (cost $8,661,659)				$9,506,430

CONVERTIBLE BONDS AND NOTES (0.6%)(a)
			Principal amount	Value

Caesars Entertainment Corp. cv. sr. unsec. notes 5.00%, 10/1/24			$780,770	$1,273,124

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $566,310) (Cayman Islands)(RES)			809,256	809,256

DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26			1,903,000	1,789,968

Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27			1,240,000	1,407,772

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20			2,365,000	3,003,805

Total convertible bonds and notes (cost $8,060,327)				$8,283,925

U.S. TREASURY OBLIGATIONS (0.0%)(a)
			Principal amount	Value

U.S. Treasury Notes 1.625%, 7/31/19(i)			$112,000	$111,325

Total U.S. treasury obligations (cost $111,325)				$111,325

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	35,854	$5,737

Total warrants (cost $—)				$5,737

SHORT-TERM INVESTMENTS (1.6%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 2.16%(AFF)		Shares	22,567,938	$22,567,938

U.S. Treasury Bills 1.999%, 10/25/18(SEGCCS)			$186,000	185,475

U.S. Treasury Bills 2.043%, 11/8/18(SEGCCS)			$63,000	62,768

U.S. Treasury Bills 2.021%, 11/1/18(SEGCCS)			1,000	997

Total short-term investments (cost $22,817,149)				$22,817,178

TOTAL INVESTMENTS

Total investments (cost $1,422,322,351)				$1,403,858,893

FORWARD CURRENCY CONTRACTS at 8/31/18 (aggregate face value $9,377,292) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Euro	Sell	9/19/18	$3,427,473	$3,471,885	$44,412
Barclays Bank PLC
	Canadian Dollar	Sell	10/17/18	479,478	473,992	(5,486)
Citibank, N.A.
	Canadian Dollar	Sell	10/17/18	951,978	941,248	(10,730)
Goldman Sachs International
	British Pound	Sell	9/19/18	2,530,760	2,613,185	82,425
State Street Bank and Trust Co.
	Canadian Dollar	Sell	10/17/18	1,898,281	1,876,982	(21,299)

Unrealized appreciation						126,837

Unrealized (depreciation)						(37,515)

Total						$89,322
* The exchange currency for all contracts listed is the United States Dollar.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 8/31/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 30 Index	$496,883	$7,963,000	$550,196	6/20/23	(500 bp) — Quarterly	$(134,048)

	Total	$496,883					$(134,048)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2017 through August 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,424,787,567.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $887,426, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 11/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/18

Short-term investments
	Putnam Short Term Investment Fund*	33,017,574	336,613,569	347,063,205	632,689	22,567,938

	Total Short-term investments	$33,017,574	$336,613,569	$347,063,205	$632,689	$22,567,938
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $248,196.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $40,224 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. } Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, and to hedge market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $115,808 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $37,515 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,150,293	$—	$—
Capital goods	3,883,453	—	—
Communication services	4,026,252	—	—
Consumer cyclicals	1,257,605	104,285	—
Energy	2,456,715	78,170	659,294
Financials	6,038,308	—	—
Technology	2,681,308	—	—
Utilities and power	—	72,167	—
Total common stocks	21,493,934	254,622	659,294
Convertible bonds and notes	—	8,283,925	—
Convertible preferred stocks	—	9,506,430	—
Corporate bonds and notes	—	1,264,456,310	642
Senior loans	—	76,269,496	—
U.S. treasury obligations	—	111,325	—
Warrants	5,737	—	—
Short-term investments	22,567,938	249,240	—

Totals by level	$44,067,609	$1,359,131,348	$659,936

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$89,322	$—
Credit default contracts	—	(630,931)	—

Totals by level	$—	$(541,609)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$—	$630,931
Foreign exchange contracts	126,837	37,515
Equity contracts	5,737	—

Total	$132,574	$668,446

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$3,800,000
Centrally cleared credit default contracts (notional)		$3,200,000
Warrants (number of warrants)		14,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 29, 2018